Note 8 - Other Payables	12 Months Ended
Dec. 31, 2014
Table Text Block Supplement [Abstract]
Other Current Liabilities [Table Text Block]
NOTE 8. OTHER PAYABLES

Other payables included in the consolidated balance sheets as of December 31, 2013 and 2014 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2013	2014	2014
Social welfare accrual	¥13,069,295	¥11,629,721	$1,874,371
Expenses payable to employees	1,458,703	2,072,380	334,007
Payroll taxes payable	2,307,857	2,750,666	443,327
Customer deposits	1,274,676	1,234,676	198,993
Miscellaneous payable	271,350	290,578	46,833
Total other payables	¥18,381,881	¥17,978,021	$2,897,531